Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 4, 2011
Registrant Name	dei_EntityRegistrantName	CREDIT SUISSE OPPORTUNITY FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000946110
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 4, 2011
Document Effective Date	dei_DocumentEffectiveDate	Apr 4, 2011
Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund | Common Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CSHIX
Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHIAX
Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHOBX
Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CHICX

Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund
CREDIT SUISSE HIGH INCOME FUND (THE "FUND"), A SERIES OF CREDIT SUISSE OPPORTUNITY FUNDS
Supplement to the Prospectuses and Statement of Additional Information

     CREDIT SUISSE HIGH INCOME FUND (THE "FUND"), A SERIES OF CREDIT SUISSE
                               OPPORTUNITY FUNDS

The following information supersedes certain information in the Fund's
Prospectuses and Statement of Additional Information.

On April 1, 2011, the Board of Trustees of Credit Suisse Opportunity Funds (the
"Board") approved certain changes to the principal investment strategies of the
Fund to emphasize investments in Senior Loans (as defined below). The Fund will continue to invest at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities.

To reflect the changes to the principal investment strategies, the Fund's name will be changed to Credit Suisse Floating Rate High Income Fund.

In addition, the Fund's portfolio management team will be expanded. John G.
Popp, a Managing Director of Credit Suisse, and David H. Lerner, a Managing
Director of Credit Suisse, will join Thomas Flannery and Wing Chan, the current portfolio managers of the Fund, all of whom are members of the Credit Suisse
Credit Investments Group Team.

The Fund's Prospectuses are updated as set out below. The changes described will take effect on June 3, 2011.

Changes to Principal Investment Strategies and Principal Risks
The following risk factors under the sections entitled "Principal Risks of
Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal Risk
Factors" are updated as set out below. Additional risk factors are disclosed in the Prospectuses.

The following paragraph replaces the paragraph under the section entitled "Principal Investment Strategies":
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Under normal market conditions, the fund intends to invest at least
80% of its assets, plus any borrowings for investment purposes, in such Senior
Loans. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers. The fund may invest up to 30%
of its assets in securities of non-U.S. issuers. The fund seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

The following risk factors under the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal Risk Factors" are updated as set out below. Additional risk factors are disclosed in the Prospectuses.
CREDIT RISK

The issuer of a security, the borrower of a loan or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With loans and other fixed income instruments, a rise in interest rates typically causes a fall in values. The impact of interest rate changes on floating rate instruments is typically mitigated by the periodic interest rate adjustments of the instruments.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause an instrument to be worth less than it was at an earlier time. Certain loans or other fixed income instruments can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole.
Market risk is common to most investments - including stocks and fixed income instruments, and the mutual funds that invest in them.

Loans and other fixed income instruments generally involve less market risk than stocks. However, the risk of fixed income instruments can vary significantly depending upon factors such as issuer and maturity. The fixed income instruments of some companies may be riskier than the stocks of others.

The following risk factors are added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal
Risk Factors":

PREPAYMENT RISK

In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

LIQUIDITY RISK

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly available information, some Senior Loans are not as easily purchased or sold as publicly traded securities. No active trading market may exist for certain
Senior Loans and other fixed income instruments and some Senior Loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
This may impair the ability of the fund to sell or realize the full value of its
Senior Loans or other fixed income instruments in the event of a need to liquidate such assets.

In addition, certain fund investments, such as some credit default swap agreements, may be difficult to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other investments instead or forgo an investment opportunity. Any of these could have a negative impact on fund management or performance.

SENIOR LOANS RISKS

Senior Loans are subject to the risk that a court could subordinate a Senior
Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions.

Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the fund may have difficulty collecting on any collateral. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower.
The fund's access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. As a result, a collateralized Senior Loan may not be fully collateralized and can decline significantly in value. Where the fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefitdirectly from any collateral supporting the loan. As a result, the fund is subject to the credit risk of both the borrower and the lender that is sellingthe participation. In the event of the insolvency of the lender selling aparticipation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

VALUATION RISK

The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Apr 4, 2011
Credit Suisse High Income Fund (Prospectus Summary) | Credit Suisse High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	CREDIT SUISSE HIGH INCOME FUND (THE "FUND"), A SERIES OF CREDIT SUISSE OPPORTUNITY FUNDS
Risk/Return, Supplement Text Block	ck0000946110_SupplementTextBlock
Supplement to the Prospectuses and Statement of Additional Information

     CREDIT SUISSE HIGH INCOME FUND (THE "FUND"), A SERIES OF CREDIT SUISSE
                               OPPORTUNITY FUNDS

The following information supersedes certain information in the Fund's
Prospectuses and Statement of Additional Information.

On April 1, 2011, the Board of Trustees of Credit Suisse Opportunity Funds (the
"Board") approved certain changes to the principal investment strategies of the
Fund to emphasize investments in Senior Loans (as defined below). The Fund will continue to invest at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities.

To reflect the changes to the principal investment strategies, the Fund's name will be changed to Credit Suisse Floating Rate High Income Fund.

In addition, the Fund's portfolio management team will be expanded. John G.
Popp, a Managing Director of Credit Suisse, and David H. Lerner, a Managing
Director of Credit Suisse, will join Thomas Flannery and Wing Chan, the current portfolio managers of the Fund, all of whom are members of the Credit Suisse
Credit Investments Group Team.

The Fund's Prospectuses are updated as set out below. The changes described will take effect on June 3, 2011.

Changes to Principal Investment Strategies and Principal Risks
The following risk factors under the sections entitled "Principal Risks of
Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal Risk
Factors" are updated as set out below. Additional risk factors are disclosed in the Prospectuses.

Investment Strategy, Heading	rr_StrategyHeading	The following paragraph replaces the paragraph under the section entitled "Principal Investment Strategies":
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests at least 80% of its assets, plus any borrowings for investment purposes, in high yield, fixed income securities. The high yield, fixed income securities in which the fund will invest will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Under normal market conditions, the fund intends to invest at least
80% of its assets, plus any borrowings for investment purposes, in such Senior
Loans. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate (LIBOR). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers. The fund may invest up to 30%
of its assets in securities of non-U.S. issuers. The fund seeks to moderate risk by investing in a diversified portfolio of issuers across a variety of industry sectors. Investments are selected for the fund based on an analysis of individual issuers and the general business conditions affecting them.

Risk, Heading	rr_RiskHeading	The following risk factors under the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal Risk Factors" are updated as set out below. Additional risk factors are disclosed in the Prospectuses.
Risk, Narrative	rr_RiskNarrativeTextBlock
CREDIT RISK

The issuer of a security, the borrower of a loan or the counterparty to a contract may default or otherwise become unable to honor a financial obligation.

INTEREST RATE RISK

Changes in interest rates may cause a decline in the market value of an investment. With loans and other fixed income instruments, a rise in interest rates typically causes a fall in values. The impact of interest rate changes on floating rate instruments is typically mitigated by the periodic interest rate adjustments of the instruments.

MARKET RISK

The market value of an instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility,"
may cause an instrument to be worth less than it was at an earlier time. Certain loans or other fixed income instruments can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in valuation uncertainties and greater volatility, less liquidity, widening credit spreads and a lack of price transparency in the market. Market risk may affect a single issuer, industry, sector of the economy, or the market as a whole.
Market risk is common to most investments - including stocks and fixed income instruments, and the mutual funds that invest in them.

Loans and other fixed income instruments generally involve less market risk than stocks. However, the risk of fixed income instruments can vary significantly depending upon factors such as issuer and maturity. The fixed income instruments of some companies may be riskier than the stocks of others.

The following risk factors are added to the sections entitled "Principal Risks of Investing in the Fund" and "The Fund in Detail - Risk Factors - Principal
Risk Factors":

PREPAYMENT RISK

In a declining interest rate environment, prepayment of loans and other fixed income instruments with high stated interest rates may increase. In such circumstances, the fund may have to reinvest the prepayment proceeds at lower yields.

LIQUIDITY RISK

Due to restrictions on transfers in loan agreements and the nature of the private syndication of Senior Loans including, for example, the lack of publicly available information, some Senior Loans are not as easily purchased or sold as publicly traded securities. No active trading market may exist for certain
Senior Loans and other fixed income instruments and some Senior Loans may be subject to restrictions on resale. Secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.
This may impair the ability of the fund to sell or realize the full value of its
Senior Loans or other fixed income instruments in the event of a need to liquidate such assets.

In addition, certain fund investments, such as some credit default swap agreements, may be difficult to sell at the time and the price that the fund would like. The fund may have to lower the price, sell other investments instead or forgo an investment opportunity. Any of these could have a negative impact on fund management or performance.

SENIOR LOANS RISKS

Senior Loans are subject to the risk that a court could subordinate a Senior
Loan, which typically holds the most senior position in the issuer's capital structure, to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans. Senior Loans are also subject to heightened prepayment risk, as they usually have mandatory and optional prepayment provisions.

Senior Loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the fund may have difficulty collecting on any collateral. In addition, any collateral may be found invalid or may be used to pay other outstanding obligations of the borrower.
The fund's access to collateral, if any, may be limited by bankruptcy, other insolvency laws, or by the type of loan the fund has purchased. As a result, a collateralized Senior Loan may not be fully collateralized and can decline significantly in value. Where the fund is a participant in a loan, it does not have any direct claim on the loan or any rights of set-off against the borrower and may not benefitdirectly from any collateral supporting the loan. As a result, the fund is subject to the credit risk of both the borrower and the lender that is sellingthe participation. In the event of the insolvency of the lender selling aparticipation, the fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

VALUATION RISK

The lack of an active trading market may make it difficult to obtain an accurate price for an instrument held by the fund.